Document And Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	true
Amendment Description	Amendment to Form 20-F document filed on 2016-04-29.
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Registrant Name	TANTECH HOLDINGS LTD
Entity Central Index Key	0001588084
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Trading Symbol	TANH
Entity Common Stock, Shares Outstanding	21,600,000